Loss Per Share	6 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 3: LOSS PER SHARE

Basic loss per share has been calculated using the loss attributable to shareholders of the Parent Company and the weighted average number of ordinary shares on issue.

	31 December 2022	31 December 2021
Weighted average number of shares	1,391,098,095	1,147,811,124